Interest-bearing loans and borrowings1 - Summary of Interest-bearing loans and borrowings (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Working capital term loan (secured)
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings	₨ 4,480	$ 59	₨ 5,525
Acceptances (secured)
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings	4,605	61	2,169
Buyer's / supplier's credit (secured)
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings	5,400	71	2,949
Total [Member]
Disclosure of detailed information about short term borrowings [line items]
Interest-bearing loans and borrowings	₨ 14,485	$ 191	₨ 10,643